Share-Based Compensation - Performance Stock Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Options (000's)
Granted		352,674	233,454
Performance Stock Options
Options (000's)
Outstanding Stock Options	333,921	350,181	0
Granted	0	0	350,181
Vested	0	0	0
Forefeited	(288,613)	(16,260)	0
Outstanding Stock Options	45,308	333,921	350,181